GENERAL (Schedule of Results of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING COSTS AND EXPENSES
Loss	$ (200)	$ (795)	$ (8,320)
Spacenet Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			67,865
Cost of revenues			54,996
Gross profit			12,869
OPERATING COSTS AND EXPENSES
Selling and marketing			7,753
General and administrative			11,758
Total operating expenses			19,511
Operating loss			(6,642)
Loss from disposal of subsidiary	$ (200)	$ (795)	(1,385)
Financial income (expenses), net			(255)
Loss before taxes on income	$ (200)	$ (795)	(8,282)
Taxes on income			38
Loss	$ (200)	$ (795)	$ (8,320)